Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Adjusted balance	Equity attributable to parent company shareholder	Equity attributable to parent company shareholder Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Equity attributable to parent company shareholder Adjusted balance	Share capital	Share capital Adjusted balance	Share premium	Share premium Adjusted balance	Capital redemption reserve	Capital redemption reserve Adjusted balance	Hedging and exchange reserve	Hedging and exchange reserve Adjusted balance	Total retained earnings	Total retained earnings Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Total retained earnings Adjusted balance	Own shares	Own shares Adjusted balance	Other retained earnings	Other retained earnings Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Other retained earnings Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Non-controlling interests Adjusted balance
Beginning balance at Jun. 30, 2023	$ 11,709	$ 51	$ 11,760	$ 9,856	$ 41	$ 9,897	$ 898	$ 898	$ 1,703	$ 1,703	$ 4,071	$ 4,071	$ (3,406)	$ (3,406)	$ 6,590	$ 41	$ 6,631	$ (2,286)	$ (2,286)	$ 8,876	$ 41	$ 8,917	$ 1,853	$ 10	$ 1,863
Profit for the year	4,166			3,870											3,870					3,870			296
Other comprehensive income/(loss)	(485)			(466)									(767)		301					301			(19)
Total comprehensive income for the year	3,681			3,404									(767)		4,171					4,171			277
Changes in equity due to share-based payment transactions	86			90											90			36		54			(4)
Change in non-controlling interests due to acquisitions and sale of businesses	(170)			(193)											(193)					(193)			23
Unclaimed dividend	1			1											1					1
Change in fair value of put option	73			73											73					73
Share buyback programme	(997)			(997)			(11)				11				(997)					(997)
Dividends recognised as distributions to owners	(2,364)			(2,243)											(2,243)					(2,243)
Dividends recognised as distributions to non-controlling interests																							(121)
Equity at end of period at Jun. 30, 2024	12,070			10,032			887		1,703		4,082		(4,173)		7,533			(2,250)		9,783			2,038
Profit for the year	2,538			2,354											2,354					2,354			184
Other comprehensive income/(loss)	803			804									545		259					259			(1)
Total comprehensive income for the year	3,341			3,158									545		2,613					2,613			183
Changes in equity due to share-based payment transactions	93			95											95			22		73			(2)
Change in non-controlling interests due to acquisitions and sale of businesses	2			(7)											(7)					(7)			9
Change in fair value of put option	89			89											89					89
Share buyback programme	21			21											21					21
Dividends recognised as distributions to owners	(2,438)			(2,298)											(2,298)					(2,298)
Dividends recognised as distributions to non-controlling interests																							(140)
Equity at end of period at Jun. 30, 2025	13,178			11,090			887		1,703		4,082		(3,628)		8,046			(2,228)		10,274			2,088
Profit for the year	1,958			1,737											1,737					1,737			221
Other comprehensive income/(loss)	(233)			(180)									(464)		284					284			(53)
Total comprehensive income for the year	1,725			1,557									(464)		2,021					2,021			168
Changes in equity due to share-based payment transactions	79			79											79			17		62
Change in non-controlling interests due to acquisitions and sale of businesses	(26)																						(26)
Unclaimed dividend	1			1											1					1
Change in fair value of put option	(10)			(10)											(10)					(10)
Dividends recognised as distributions to owners	(1,993)			(1,846)											(1,846)					(1,846)
Dividends recognised as distributions to non-controlling interests																							(147)
Equity at end of period at Jun. 30, 2026	$ 12,954			$ 10,871			$ 887		$ 1,703		$ 4,082		$ (4,092)		$ 8,291			$ (2,211)		$ 10,502			$ 2,083